[Janus Letterhead]
July 1, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”) 1933 Act File No. 033-63212 1940 Act File No. 811-7736
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 53 and Amendment No. 55 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.
The Amendment is being filed for the purpose of establishing a new share class of Moderate Allocation Portfolio, a series of the Registrant. The following Red Herring prospectus and SAI are included in this filing:
•	Moderate Allocation Portfolio — Red Herring Prospectus (1)
o	Institutional Shares
•	Moderate Allocation Portfolio — Red Herring SAI (1)
o	Institutional Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectus and SAI comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated May 1, 2011.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on August 31, 2011.
Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.

Respectfully,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Patrick Scott, Esq. Tony Burak, Esq. Donna Brungardt